Capital transactions	12 Months Ended
Dec. 31, 2012
Capital transactions [Abstract]
Capital transactions

Note 13 - Capital transactions

Preferred stock

On January 29, 2008, the Company amended its articles of association and authorized 1,000,000 preferred shares. No preferred shares were issued or registered in the IPO. There were no preferred shares issued and outstanding as of December 31, 2012 and 2011.

Issuance of capital stock

On the completion date of the Share Exchange, the Company issued 14,300,000 ordinary shares to the shareholders of the Honesty Group, of which 5,800,000 shares were placed in escrow subject to the Company's future two years' performance. The Company issued 1,794,756 ordinary shares to the Company's shareholders before the completion of Share Exchange, of which 766,823 was placed in escrow. Refer to Note 3 for additional information on the issuance of ordinary shares.

On December 23, 2010, the Company completed a second public offering of 1,333,333 ordinary shares at $5.00 per share with net proceeds of approximately $5.3 million after deducting underwriting discounts, commissions and offering expenses.

On January 1, 2012, a total of 207,000 ordinary shares were issued to our employees, directors and consultants. Share-based compensation expense of $273 was recognized in the consolidated statements of comprehensive income in 2012.

Put Option

The Company executed a put option agreement dated March 9, 2010 ("Put Agreement") with Pope Investments II LLC ("Pope") whereby the Company granted to Pope a put option to sell 250,000 ordinary shares of the Company at a price of $8.00 per share. The Put Agreement was effective upon completion of Pope's purchase of 250,000 ordinary shares of the Company's ordinary shares. The agreement was exercisable for a three-month period from February 15, 2011 until May 15, 2011. Mr. Burnette Or, Chief Executive Officer, was able to purchase any shares put to the Company, or if neither of the Company nor Mr. Or elected to make the purchase, two of the founders of the Company have agreed to make the purchase on behalf of Mr. Or. The founders also had the right to put the options back to Mr. Or or to the Company in the event that they make the purchase of the Put shares.

The Put Option was recorded as liability of $2,000 as of March 12, 2010. On February 28, 2011, pursuant to the Put Option, the Company repurchased 250,000 shares from Pope for an aggregate purchase price of $2,000 (or $8.00 per share).

Warrants and put options

Refer to Notes 11 for information on warrants.